J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.13

Loan Number	Seller Loan Number	Seller Name	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
304732554	XXXXXX	(No Data)	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	D	A	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Missing verification that mortgage payment, $2,145.00 , for property located on XXXXXX is escrowed to include both taxes and hazard.	7-21-25 Client responded: Uploaded amended 1008 / 1003 with supporting docs	7-22-25 Clayton reviewed documents and file. Updated mortgage debt for XXXXXX to include taxes and insurance which increased debt. Reviewed income and updated SS income to $4467.75 which increased in January and includes the 15% increase for non-taxable income. (Lender application/1008 reflects higher SS income of $5,800.02 which was a temporary amount verified on awards letter dated 11-7-24) DTI is now 50.24% therefore new exception due to max DTI of 50% on NON-QHEM +. Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

304732554	XXXXXX	(No Data)	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Credit	DTI	Active	C	B	C	B	CRDDTI187	Debt Ratio > 50%	No	Excessive DTI at 50.24%. Max is 50%. Based on Income $36,280.32 (SS is $4,467.75 which is grossed up 115%) with Primary PITIA $14,588.39 + other REO $3,586.02 + other debt $54 + $18,228.41/$36,280.32 = 50.24% DTI.Lender used higher SSN at $5800.02 and $45 less on REO.Clayton deems non-material/non-fatal to lending decision as only less than a 1/4% over limit or $88.25. Compensating factors include: Credit score 663/660 minimum, 17+ year on job, minimal credit usage at 17.79% and 12.67 months cash reserves/ 0 months required.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

304732554	XXXXXX	(No Data)	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Credit	DTI	Satisfied	D	A	D	A	CRDDTI2540	Missing verification of some or all components of non-subject PITI	No	Missing verification that mortgage payment, $2,145.00 , for property located on XXXXXX is escrowed to include both taxes and hazard.	7-21-25 Client responded: Uploaded amended 1008 / 1003 with supporting docs	7-22-25 Clayton reviewed documents and file. Updated mortgage debt for XXXXXX to include taxes and insurance which increased debt. Reviewed income and updated SS income to $4467.75 which increased in January and includes the 15% increase for non-taxable income. (Lender application/1008 reflects higher SS income of $5,800.02 which was a temporary amount verified on awards letter dated 11-7-24) DTI is now 50.24% therefore new exception due to max DTI of 50% on NON-QHEM +. Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

305062229	XXXXXX	(No Data)	XXXXXX	FL	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1746: Significant housing expense reduction
- Clayton Comments:  Payment reduced $503.25/month or 21.29%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit Score 754 exceeds the minimum of 700

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash Reserves $1113.43, .6 months reserves, 0 months required

305062063	XXXXXX	(No Data)	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  68.502% LTV for Subject Property is below guideline max LTV of 75%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  6.05 months of reserves exceeds guideline requirements of 3 months.

CFCFS5269: Minimal use of credit
- Clayton Comments:  Borrower has minimal credit usage ratio of 44.559%

305062047	XXXXXX	(No Data)	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	Credit	Assets	Satisfied	D	A	D	A	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	No	Missing a current bank statement supporting sufficient funds for closing of $18576.47. Bank statement is dated 12/31/25 and funds may have been used for the original purchase of the property on 1-6-26. Provide bank statement from after this closing to verify sufficient funds for this closing.	4-7-26 Client replied: Please see uploaded bank statement.	4-12-26 Clayton reviewed Bank statement and updated assets to the balance of $75,979.90 on 2-27-26 prior to wire sent for funds to close. Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 74.91% is below the maximum of 80% due to declining market

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 14.84% is below the maximum of 50%

CFCFS5269: Minimal use of credit
- Clayton Comments:  18% revolving credit utilized

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 734 exceeds the minimum of 620

305062047	XXXXXX	(No Data)	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	Property Valuations	Appraisal	Active	B	B	B	B	PRVAAPPR119	Appraisal documentation does not support occupancy	No	Appraisal is from the purchase of the subject property in which the subject was vacant at tile of purchase. Borrower purchased as an owner occupied residence. Exception approved to allow the use of the appraisal from the purchase. Clayton considers this as non material, as borrower credit score is 734/620 minimum, DTI is 14.84% with maximum of 50%, and borrower has over 5 years experience with home ownership with no late payments.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 74.91% is below the maximum of 80% due to declining market

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 14.84% is below the maximum of 50%

CFCFS5269: Minimal use of credit
- Clayton Comments:  18% revolving credit utilized

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 734 exceeds the minimum of 620

305062047	XXXXXX	(No Data)	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	No	Missing evidence supporting CO2 and smoke detectors were installed. Appraisal completed subject to repairs/alterations	3-17-26 Client replied: Photo was included in the appraisal package3-24-26 Client replied: Please see updated smoke detector.4-13-26 Client replied: Please see uploaded photos of smoke detectors.4-20-26 Client replied: Please see uploaded 1004D	3-18-26 Clayton reviewed photo and file, however there is no way of determining if this meets guidelines as a CO2 and smoke detectors. Appraisal reflects a photo of a broken smoke detector on ceiling. Provide certification and photos of all CO2 and smoke detectors in home that meets CA code. Exception remains. 3-24-26 Clayton reviewed photo of one smoke detector and the appraisal which indicates " CA Code requires smoke detectors to be present in every sleeping area (bedroom), outside every sleeping area, with at least one smoke detector on each floor of a multi-story building." Subject property is a 6 bedroom 2 story property and only one pic provided. Provide photos of each smoke detector with cert of location or final inspection from appraiser. Exception remains. 4-13-26 Clayton reviewed photos and the original appraisal. Could not match photos provided to photos of the rooms from the appraisal and there was certification of the location. Exception remains. 4-21-26 Clayton reviewed cert of completion indicating CO and smoke detectors have been installed pursuant to code dated 4-16-26. Exception satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 74.91% is below the maximum of 80% due to declining market

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 14.84% is below the maximum of 50%

CFCFS5269: Minimal use of credit
- Clayton Comments:  18% revolving credit utilized

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 734 exceeds the minimum of 620

305061909	XXXXXX	(No Data)	XXXXXX	DC	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves= $362,440.00, 53.18 months. 3 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 760 is above the required 700.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Significant time at current residence of 7 years.

305061891	XXXXXX	(No Data)	XXXXXX	FL	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves = $232,515.84 or 43.31 months.  No reserves required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 756 is above the required 700.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has been in current residence 14 years.

305061860	XXXXXX	(No Data)	XXXXXX	GA	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Application	Satisfied	D	A	D	A	CRDAPP3312	One or more Applications in file are incomplete	No	Missing the borrower's 1003 application in file.	4-13-26 Client replied : Loan App uploaded	4-13-26 Clayton reviewed application and updated data. Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying FICO of 728 is 28 points above the 700 required.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  130 months of 0x30 mortgage history per CBR.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves of 11.37 months PITIA is 8.37 months greater than the 3 months reserves required.

305061851	XXXXXX	(No Data)	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRID4056	TRID - CD: The Total Payment Amount on the Loan Calculation section of the Final Closing Disclosure is less than the Clayton Calculated Total Payment Amount	No	Provide final cd executed at closing for testing. Additional conditions may apply.	3.24.26-Client provided Final CD issued 3/6/26, signed 3/6/26. Provide Mavent or Compease report for fee comparisons.3.26.26-Client provided Mavent, Sent for second review CN-19143.26.26-Provide clarification if lender credit is to be applied towards APR charges. CN-1914.4.6.26-Per client Email request-Sent for second review for break down of fees. CN-19144.6.26-Sent email reply to client-CN-1914.4.16.26-Client provided PCCD, Copy of tolerance check, LOX, and Proof of delivery. Sent for second review CN-1914.4.16.26-Satisfied. CN-1914.	4.16.26-Satisfied. CN-1914.	Numeric	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  5.4 years employed with XXXXXX

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Assets: $34,565.95, 6.44 months of reserves in file, none required

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  759 qualifying credit score per CBR.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  80 months of 0x30 mortgage history per CBR.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  48 months of 0x30 consumer credit history per CBR.